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                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 2049

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  September 30, 2011
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                                -------

    This Amendment (Check only one.):    [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MindShare Capital Management, LLC
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Address:  7711 Bonhomme Ave., Suite 600
          ---------------------------------
          Saint Louis, MO 63105
          ---------------------------------

13F File Number:  28-12726
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nicole M. Gilbert
            ------------------------
Title:      Chief Compliance Officer
            ------------------------
Phone:      314-719-3478
            ------------------------

Signature,             Place,            and Date of Signing:

/s/Nicole M. Gilbert   Saint Louis, MO   10/27/2011
--------------------   ---------------   --------------------
    [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X} 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     none
                                            --------------------------------
Form 13F Information Table Entry Total:                 79
                                            --------------------------------

Form 13F Information Table Value Total:     $       70,733
                                            --------------------------------
                                                     (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARIBA INCCOM NEW               common           04033V203      266     9610 SH       Sole                     5275              4335
Aastrom Biosciences, Inc.      common           00253u305     1049   468240 SH       Sole                   130093            338147
Acasti Pharma Inc Rts Restr. e common           00430k139        1   158791 SH       Sole                    29043            129748
Actuate Corporation            common           00508B102     1785   323365 SH       Sole                   102435            220930
Adolor Corporation             common           00724X102      302   175795 SH       Sole                    95725             80070
Akorn Inc.                     common           009728106     3378   433015 SH       Sole                   144525            288490
Allot Communications, Inc.     common           m0854q105      212    21700 SH       Sole                    11835              9865
Amarin Corporation PLC         common           023111206      543    59050 SH       Sole                    32045             27005
American Vanguard Corporation  common           030371108     1335   119630 SH       Sole                    33185             86445
Amerigon, Inc.                 common           03070L300      248    19495 SH       Sole                    10630              8865
Antares Pharma, Inc.           common           036642106     1516   653442 SH       Sole                   181616            471826
Aruba Networks, Inc.           common           043176106      251    12010 SH       Sole                     6605              5405
AtriCure Inc.                  common           04963c209     1849   189803 SH       Sole                    60029            129774
AuthenTec Inc.                 common           052660107      889   272785 SH       Sole                    76130            196655
Banro Corporation              common           066800103      864   219390 SH       Sole                    60985            158405
Bottomline Technologies, Inc.  common           101388106      218    10830 SH       Sole                     5950              4880
Buckeye Technology, Inc.       common           118255108      284    11760 SH       Sole                     6435              5325
CalAmp Corporation             common           128126109      226    70480 SH       Sole                    39340             31140
Cardiovacsular Systems Inc.    common           141619106     1277   112105 SH       Sole                    31070             81035
Cedar Fair LP                  common           150185106     1473    77940 SH       Sole                    21480             56460
Chelsea Therapeutics Internati common           163428105     1367   375560 SH       Sole                   120565            254995
Crocs, Inc.                    common           227046109      505    21330 SH       Sole                    11670              9660
Dawson Geophysical Co.         common           239359102      919    38970 SH       Sole                    10810             28160
EHEALTH INC COM                common           28238P109      639    46810 SH       Sole                    13085             33725
Education Realty Trust Inc.    common           28140H104     1680   195545 SH       Sole                    54190            141355
Frequency Electronics Inc.     common           358010106     1145   134203 SH       Sole                    37278             96925
Fusion-io Inc.                 common           36112J107      201    10555 SH       Sole                     5800              4755
GLOBAL PWR EQUIP GROUP INC COM common           37941P306     1437    61770 SH       Sole                    17125             44645
Glimcher Realty Trust          common           379302102      292    41280 SH       Sole                    22250             19030
Glu Mobile Inc.                common           379890106      916   434293 SH       Sole                   140230            294063
Hardinge Inc.                  common           412324303     1186   144590 SH       Sole                    40086            104504
Haynes International Inc.      common           420877201     1623    37350 SH       Sole                    11780             25570
Heartland Payment Systems Inc. common           42235N108     1342    68060 SH       Sole                    18935             49125
Heely's Inc.                   common           42279m107      865   428000 SH       Sole                   118890            309110
Huron Consulting Group Inc.    common           447462102     1360    43675 SH       Sole                    12160             31515
ION GEOPHYSICAL CORP COM       common           462044108      170    35955 SH       Sole                    19590             16365
ISHARES TR S+P SMALLCAP 600/BA common           464287887     2341    36315 SH       Sole                                      36315
Infinera Corporation           common           45667g103      967   125310 SH       Sole                    34935             90375
Jaguar Mining Inc.             common           47009M103     1009   214600 SH       Sole                    59610            154990
Kaiser Aluminum Corporation    common           483007704      986    22265 SH       Sole                     6170             16095
Keynote Systems, Inc.          common           493308100      332    15690 SH       Sole                     8530              7160
Kona Grill Inc.                common           50047H201      609   109775 SH       Sole                    30665             79110
LMI Aerospace, Inc.            common           502079106      259    15185 SH       Sole                     8280              6905
LUMINEX CORP DEL COM           common           55027E102      257    11590 SH       Sole                     6365              5225
Lithia Motors Inc.             common           536797103     1107    77002 SH       Sole                    21344             55658
Magma Design Automation, Inc.  common           559181102      210    46115 SH       Sole                    25370             20745
Marchex Inc.                   common           56624r108      243    28565 SH       Sole                    15765             12800
Market Leader Inc.             common           57056R103     1031   468455 SH       Sole                   121910            346545
Maxwell Technologies, Inc.     common           577767106     1687    91660 SH       Sole                    29295             62365
Neptune Technologies & Bioreso common           64077P108     1049   411440 SH       Sole                   113320            298120
Opnext, Inc.                   common           68375V105      779   623370 SH       Sole                   201120            422250
OraSure Technologies Inc.      common           68554V108     1550   194722 SH       Sole                    62438            132284
Overland Storage Inc.          common           690310206     1351   558305 SH       Sole                   178038            380267
PERCEPTRON INC COM             common           71361F100     1260   232820 SH       Sole                    64600            168220
PFSWeb, Inc.                   common           717098206      559   147575 SH       Sole                    41075            106500
Phototronics Inc.              common           719405102     1015   203835 SH       Sole                    56685            147150
Planet Payment, Inc.           common           U72603118      189    62070 SH       Sole                    34165             27905
Points International Ltd       common           730843208     1273   129750 SH       Sole                    36010             93740
Powerwave Technologies Inc.    common           739363109      575   334460 SH       Sole                    92665            241795
Procera Networks Inc.          common           74269U203      251    26130 SH       Sole                    14310             11820
QuikLogic Corporation          common           74837p108      101    43340 SH       Sole                    23470             19870
RTI BIOLOGICS INC COM          common           74975N105      669   203495 SH       Sole                    56815            146680
RTI International Metals Inc.  common           74973W107     1274    54620 SH       Sole                    17385             37235
Remy International Inc.        common           759663107     1154    71885 SH       Sole                    23350             48535
SXC Health Solutions Corporati common           78505p100      523     9395 SH       Sole                     5095              4300
Shutterfly Inc.                common           82568p304     1280    31075 SH       Sole                     8620             22455
Silicon Graphics International common           82706L108      193    16205 SH       Sole                     8910              7295
Silicon Motion, Inc.           common           82706c108      363    31410 SH       Sole                    17155             14255
Sonic Automotive, Inc.         common           83545G102      218    20195 SH       Sole                    11110              9085
Spectranetics Corporation      common           84760C107     1897   265704 SH       Sole                    85884            179820
The Corporate Executive Board  common           21988r102     1466    49190 SH       Sole                    13535             35655
Thoratec Corporation           common           885175307     1066    32655 SH       Sole                     9100             23555
Ultratech Inc.                 common           904034105      947    55225 SH       Sole                    18540             36685
Vista Gold Corporation         common           927926303      939   281255 SH       Sole                    78183            203072
Western Refining Inc.          common           959319104      999    80215 SH       Sole                    22255             57960
Wi Lan, Inc.                   common           928972108      208    36080 SH       Sole                    19750             16330
bebe Stores Inc.               common           075571109      950   141420 SH       Sole                    39425            101995
inContact, Inc.                common           45336e109      328    95185 SH       Sole                    52240             42945
interCLICK Inc. NEW            common           458483203     1655   298178 SH       Sole                    98317            199861
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